Kelly Strategic ETF Trust
c/o U.S. Bank Global Fund Services
615 E. Michigan Street
Milwaukee, WI 53202

January 3, 2023

VIA EDGAR TRANSMISSION

Division of Investment Management
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:    Kelly Strategic ETF Trust (the “Trust”)
File Nos.: 333-258490 and 811-23723
Kelly E-Commerce & Logistics Sector ETF (S000073955)
Kelly Fintech & Digital Payments Sector ETF (S000073956)
Kelly Internet of Things Technology ETF (S000079357)
Kelly Hotel & Lodging Sector ETF (S000073958)
Kelly Residential & Apartment Real Estate ETF (S000073959)
Kelly Technology & E-Commerce Real Estate ETF (S000073960)
Kelly CRISPR & Gene Editing Technology ETF (S000073961)

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Trust on behalf of its series, the Kelly E-Commerce & Logistics Sector ETF, Kelly Fintech & Digital Payments Sector ETF, Kelly Internet of Things Technology ETF, Kelly Hotel & Lodging Sector ETF, Kelly Residential & Apartment Real Estate ETF, Kelly Technology & E-Commerce Real Estate ETF, Kelly CRISPR & Gene Editing Technology ETF (the “Funds”), hereby certifies that the forms of Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) would not have differed from that contained in the most recent amendment for the Funds dated December 29, 2022, and filed electronically as Post-Effective Amendment No. 5 to the Fund’s Registration Statement on Form N-1A on December 22, 2022.

If you have any questions or require further information, please contact Ryan Charles at (520) 260-1845 or ryan.charles@usbank.com.

Sincerely,

/s/Ryan Charles
Ryan Charles